Fair Value (Quantitative Information about Level 3 Fair Value Measurements) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		6 Months Ended	12 Months Ended
		Sep. 30, 2017	Mar. 31, 2017
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value		¥ 79,070,328	¥ 80,918,296
Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value		1,430,018	1,268,261
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 20,109	¥ 20,099
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.10%	0.10%
Recovery rate		60.00%	60.00%
Market-required return on capital		8.00%	8.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		0.40%	0.40%
Recovery rate		70.00%	70.00%
Market-required return on capital		10.00%	10.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	0.30%	0.30%
Recovery rate	[2]	66.70%	67.00%
Market-required return on capital	[2]	9.50%	9.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 3,323	¥ 19,313
Significant unobservable inputs
Probability of default		8.10%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default			4.40%
Recovery rate		41.00%	41.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default			8.80%
Recovery rate		68.30%	81.20%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	8.10%	5.60%
Recovery rate	[2]	45.90%	42.80%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 124,629	¥ 108,132
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		1.20%	1.20%
Recovery rate		60.00%	60.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		5.30%	5.30%
Recovery rate		76.00%	76.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	4.40%	4.30%
Recovery rate	[2]	67.10%	64.70%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1],[3]	¥ 826,699	¥ 650,814
Significant unobservable inputs
Asset correlations	[3]	11.00%
Discount factor	[3]	1.10%
Prepayment rate	[3]	40.50%
Recovery rate	[3]	71.50%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Minimum [Member]
Significant unobservable inputs
Asset correlations	[3]		7.00%
Discount factor	[3]		1.20%
Prepayment rate	[3]		9.50%
Probability of default	[3]	0.00%	0.00%
Recovery rate	[3]		52.80%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Maximum [Member]
Significant unobservable inputs
Asset correlations	[3]		11.00%
Discount factor	[3]		1.40%
Prepayment rate	[3]		29.50%
Probability of default	[3]	87.90%	83.10%
Recovery rate	[3]		80.90%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Weighted Average [Member]
Significant unobservable inputs
Asset correlations	[2],[3]	11.00%	11.00%
Discount factor	[2],[3]	1.10%	1.20%
Prepayment rate	[2],[3]	40.50%	29.30%
Probability of default	[2],[3],[4]
Recovery rate	[2],[3]	71.50%	80.60%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 35,630	¥ 35,552
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Liquidity premium		0.50%	0.50%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Liquidity premium		1.00%	1.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Liquidity premium	[2]	0.60%	0.60%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 153,030	¥ 160,479
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.00%	0.00%
Recovery rate		40.00%	40.00%
Market-required return on capital		8.00%	8.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		25.00%	25.00%
Recovery rate		90.00%	90.00%
Market-required return on capital		10.00%	10.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	0.40%	0.30%
Recovery rate	[2]	71.60%	71.10%
Market-required return on capital	[2]	9.70%	9.70%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Interest Rate Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ 18,732	¥ 28,297
Significant unobservable inputs
Probability of prepayment		100.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Interest Rate Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.00%	0.10%
Correlation between interest rates		35.70%	36.00%
Correlation between interest rate and foreign exchange rate		20.90%	20.40%
Recovery rate		41.00%	41.00%
Volatility		18.90%	21.60%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Interest Rate Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		12.60%	13.20%
Correlation between interest rates		51.40%	100.00%
Correlation between interest rate and foreign exchange rate		51.50%	48.80%
Recovery rate		48.00%	48.00%
Volatility		100.00%	100.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Foreign Exchange Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ 11,424	¥ 14,890
Significant unobservable inputs
Correlation between underlying assets		85.00%	85.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Foreign Exchange Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.00%	0.10%
Correlation between interest rates		40.30%	40.30%
Correlation between interest rate and foreign exchange rate		46.40%	46.40%
Recovery rate		41.00%	41.00%
Volatility		12.30%	16.80%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Foreign Exchange Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		12.60%	8.70%
Correlation between interest rates		74.00%	74.00%
Correlation between interest rate and foreign exchange rate		50.70%	50.70%
Recovery rate		48.00%	48.00%
Volatility		17.80%	20.60%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ 5,313
Significant unobservable inputs
Term of litigation		2 years 6 months
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ (5,598)	¥ (6,659)
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Correlation between interest rate and equity		13.70%	33.30%
Volatility			29.80%
Correlation between foreign exchange rate and equity		3.00%	3.00%
Correlation between equities		21.80%	25.50%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Correlation between interest rate and equity		39.00%	39.00%
Volatility			127.40%
Correlation between foreign exchange rate and equity		68.50%	69.20%
Correlation between equities		82.90%	81.30%

[1]	The fair value as of March 31, 2017 and September 30, 2017 excludes the fair value of investments valued using vendor prices.
[2]	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
[3]	For further detail of Internal model, refer to the last paragraph of "Trading Account Assets and Liabilities-Trading Account Securities" in Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017.
[4]	See "Probability of default" in "Sensitivity to and range of unobservable inputs" in Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017.